Schedule of net liabilities in relation to its equity (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Options in shares	R$ 636	R$ 533
Total liabilities	32,584	36,605
Cash and cash equivalents	825	1,680
Total equity	19,462	17,478	R$ 16,103	R$ 16,084
Capital management [member]
IfrsStatementLineItems [Line Items]
Total liabilities	32,584	36,605
Cash and cash equivalents	(825)	(1,680)
Restricted cash	(19)	(64)
Net liabilities	31,740	34,861
Total equity	R$ 19,462	R$ 17,478
Net liabilities / equity	1.62%	1.99%
S A A G [Member]
IfrsStatementLineItems [Line Items]
Options in shares	R$ 636	R$ 536
Sonda [member]
IfrsStatementLineItems [Line Items]
Options in shares		R$ (3)